Credit Facilities - Summary of Lease Maturities (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease liability	$ 4,480
Not later than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease liability	647
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease liability	3,066
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease liability	$ 767